TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
TAX ASSETS AND LIABILITIES
Schedule of composition of current tax accounts receivable

Tax assets	12.31.2025	12.31.2024
	ThCh$	ThCh$
Monthly provisional payments	1,569,017	2,113,749
Tax credits	11,402,508	12,435,193
Recoverable taxes from prior years	18,068	547,475
Surplus Tax Credit	1,934,580	2,151,773
Other Recoverable Taxes	—	497,916
Total	14,924,173	17,746,106

Schedule of composition of current tax accounts payable

	Current
Tax liabilities	12.31.2025	12.31.2024
	ThCh$	ThCh$
Income tax expense	14,207,862	28,224,678
Other	—	144,598
Total	14,207,862	28,369,276